SCHEDULE OF INVESTMENTS

ROYCE MICRO-CAP TRUST

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.1%

Communication Services – 3.5%
Entertainment - 1.2%
IMAX Corporation [1]	321,900	$6,602,169
Interactive Media & Services - 1.3%
QuinStreet [1]	271,200	5,188,056
Vimeo [1]	269,591	1,361,435
ZipRecruiter Cl. A [1]	75,428	716,566
		7,266,057
Media - 1.0%
Magnite [1]	298,173	4,129,696
TechTarget [1]	50,000	1,222,500
		5,352,196
Total		19,220,422

Consumer Discretionary – 6.4%
Automobile Components - 1.1%
Patrick Industries [2]	5,573	793,428
Sebang Global Battery [3]	50,500	3,238,828
Standard Motor Products [2]	47,460	1,575,672
Stoneridge [1,2]	56,200	628,878
		6,236,806
Diversified Consumer Services - 1.2%
Legacy Education [1]	123,213	566,792
Universal Technical Institute [1]	355,500	5,780,430
		6,347,222
Hotels, Restaurants & Leisure - 1.5%
Century Casinos [1]	222,500	569,600
Inspired Entertainment [1]	150,000	1,390,500
Lindblad Expeditions Holdings [1,2]	629,194	5,820,045
Nathan’s Famous	5,677	459,269
		8,239,414
Household Durables - 1.4%
Cavco Industries [1,2,4]	6,210	2,659,370
Legacy Housing [1]	162,038	4,431,739
Lifetime Brands [2]	119,294	780,183
		7,871,292
Leisure Products - 0.2%
Clarus Corporation	254,903	1,147,063
Specialty Retail - 1.0%
AutoCanada [1]	321,700	3,827,242
Shoe Carnival [2]	34,632	1,518,613
		5,345,855
Total		35,187,652

Consumer Staples – 0.5%
Food Products - 0.5%
CubicFarm Systems [1,5]	40,000	6,802
J G Boswell Company [3]	2,490	1,369,525
Seneca Foods Cl. A [1]	20,241	1,261,622
Total		2,637,949

Energy – 4.4%
Energy Equipment & Services - 2.6%
Bristow Group [1,2]	177,900	6,171,351
Newpark Resources [1]	265,732	1,841,523
Pason Systems	280,983	2,769,421
SEACOR Marine Holdings [1,2]	216,957	2,093,635
Select Water Solutions Cl. A	147,336	1,639,849
		14,515,779
Oil, Gas & Consumable Fuels - 1.8%
Dorchester Minerals L.P.	76,981	2,320,977
Dorian LPG	27,631	951,059
Kimbell Royalty Partners L.P.	55,724	896,599
Navigator Holdings	175,000	2,812,250
Riley Exploration Permian	41,566	1,101,083
SandRidge Energy	30,276	370,276
StealthGas [1]	229,664	1,564,012
		10,016,256
Total		24,532,035

Financials – 14.2%
Banks - 1.9%
Bank of N.T. Butterfield & Son	21,867	806,455
Chemung Financial [2]	31,000	1,488,620
Citizens Bancshares [3]	7,775	398,469
First Foundation	20,000	124,800
First National Bank Alaska [3]	1,338	273,286
HBT Financial	65,408	1,431,127
Hingham Institution for Savings	1,234	300,245
Katahdin Bankshares [3]	10,817	240,354
Midway Investments [1,5]	735,647	0
United Bancorporation of Alabama [3]	7,281	369,365
Unity Bancorp	12,325	419,789
Virginia National Bankshares [2]	89,910	3,744,752
WSFS Financial	22,500	1,147,275
		10,744,537
Capital Markets - 9.2%
B. Riley Financial [1,2]	44,633	234,323
Barings BDC	215,300	2,109,940
Bolsa Mexicana de Valores	1,068,000	1,728,652
Canaccord Genuity Group	621,067	4,128,354
Donnelley Financial Solutions [1,2]	59,464	3,914,515
GCM Grosvenor Cl. A	109,489	1,239,416
Great Elm Group [1]	682,245	1,303,088
MarketWise Cl. A	500,000	334,150
Open Lending [1]	231,640	1,417,637
OTC Markets Group [3]	58,570	2,781,489
Perella Weinberg Partners Cl. A	140,676	2,716,454
Silvercrest Asset Management Group Cl. A [2]	305,264	5,262,752
Sprott	290,119	12,572,646
StoneX Group [1,2]	45,997	3,766,234
Tel Aviv Stock Exchange [3]	343,000	3,244,831
U.S. Global Investors Cl. A	439,454	1,133,791
Urbana Corporation	237,600	950,435
Value Line	18,570	863,505
Westaim Corporation (The) [1]	500,000	1,471,404
		51,173,616
Consumer Finance - 0.8%
EZCORP Cl. A [1,2,4]	370,697	4,155,513
Financial Services - 2.1%
Acacia Research [1,2,4]	280,131	1,305,410
Cass Information Systems	6,093	252,738
ECN Capital	1,031,200	1,677,430
International Money Express [1]	43,969	812,987
NewtekOne	413,748	5,155,300
Repay Holdings Cl. A [1]	325,135	2,653,101
		11,856,966
Insurance - 0.2%
International General Insurance Holdings	41,627	790,913
Total		78,721,545

Health Care – 11.4%
Biotechnology - 1.9%
Absci Corporation [1]	154,191	589,010
Actinium Pharmaceuticals [1]	50,000	94,000
Arcturus Therapeutics Holdings [1]	155,803	3,616,188
ARS Pharmaceuticals [1]	59,255	859,197
Avid Bioservices [1]	124,227	1,413,703
CareDx [1]	100,000	3,122,500
Caribou Biosciences [1]	142,912	280,108
MeiraGTx Holdings [1]	137,025	571,394
		10,546,100
Health Care Equipment & Supplies - 2.1%
Alphatec Holdings [1]	277,913	1,545,196
Artivion [1]	60,200	1,602,524
AtriCure [1,2]	40,303	1,130,096
Inogen [1]	51,891	503,343
Profound Medical [1]	189,100	1,504,467
Semler Scientific [1,2]	22,400	527,520
Surmodics [1,2]	23,900	926,842
UFP Technologies [1,2]	8,949	2,834,148
Utah Medical Products	15,114	1,011,278
		11,585,414
Health Care Providers & Services - 1.5%
Cross Country Healthcare [1,2]	68,900	926,016
GeneDx Holdings Cl. A [1]	28,293	1,200,755
Hims & Hers Health Cl. A [1]	160,000	2,947,200
Joint Corp. (The) [1]	127,484	1,458,417
ModivCare [1]	25,000	357,000
National Research [2]	59,221	1,353,792
		8,243,180
Health Care Technology - 0.5%
Simulations Plus [2]	90,909	2,910,906
Life Sciences Tools & Services - 5.1%
BioLife Solutions [1]	292,532	7,325,001
Cytek Biosciences [1]	170,044	942,044
Harvard Bioscience [1]	358,391	964,072
MaxCyte [1]	323,924	1,260,064
Mesa Laboratories [2]	104,132	13,522,582
OmniAb [1]	131,284	555,331
Quanterix Corporation [1]	199,800	2,589,408
Standard BioTools [1]	614,552	1,186,085
		28,344,587
Pharmaceuticals - 0.3%
Knight Therapeutics [1]	237,000	1,039,159
Theravance Biopharma [1,2]	59,009	475,612
		1,514,771
Total		63,144,958

Industrials – 22.6%
Aerospace & Defense - 1.0%
Astronics Corporation [1]	82,000	1,597,360
CPI Aerostructures [1]	189,700	652,568
Innovative Solutions and Support [1]	78,828	513,959
Park Aerospace	229,416	2,989,290
		5,753,177
Air Freight & Logistics - 0.3%
Radiant Logistics [1]	227,770	1,464,561
Building Products - 0.6%
Burnham Holdings Cl. A [3]	97,000	1,309,500
Insteel Industries [2]	49,700	1,545,173
Quanex Building Products	18,198	504,994
		3,359,667
Commercial Services & Supplies - 1.5%
Acme United	25,000	1,041,000
Civeo Corporation	90,000	2,466,000
Montrose Environmental Group [1]	77,685	2,043,116
VSE Corporation	33,140	2,741,672
		8,291,788
Construction & Engineering - 4.7%
Argan	27,507	2,790,035
Bowman Consulting Group [1]	40,000	963,200
Construction Partners Cl. A [1]	38,973	2,720,315
Granite Construction	13,500	1,070,280
IES Holdings [1,2]	53,757	10,730,972
Limbach Holdings [1]	42,198	3,196,921
MasTec [1]	5,979	736,015
Matrix Service [1,2]	61,915	713,880
Northwest Pipe [1,2]	68,789	3,104,448
		26,026,066
Electrical Equipment - 2.3%
American Superconductor [1]	167,615	3,955,714
Hammond Power Solutions Cl. A	15,405	1,609,925
LSI Industries	199,970	3,229,515
Powell Industries	11,396	2,529,798
Preformed Line Products	10,576	1,354,574
		12,679,526
Ground Transportation - 1.3%
Covenant Logistics Group Cl. A	22,977	1,214,105
FTAI Infrastructure	70,972	664,298
Universal Logistics Holdings [2]	125,240	5,399,096
		7,277,499
Machinery - 2.5%
Graham Corporation [1]	149,850	4,434,061
Hurco Companies [1,2]	16,566	349,046
L B Foster Company [1,2]	95,300	1,946,979
Lindsay Corporation [2]	47,035	5,862,442
Luxfer Holdings [2]	55,561	719,515
Shyft Group (The)	44,983	564,537
		13,876,580
Marine Transportation - 1.1%
Algoma Central	40,000	438,611
Clarkson [3]	52,700	2,599,121
Star Bulk Carriers	119,143	2,822,498
		5,860,230
Professional Services - 1.1%
Forrester Research [1,2]	188,829	3,400,810
Franklin Covey [1,2]	14,287	587,624
Heidrick & Struggles International	16,675	647,991
NV5 Global [1]	11,400	1,065,672
Resources Connection	59,300	575,210
		6,277,307
Trading Companies & Distributors - 6.2%
Alta Equipment Group	117,235	790,164
Distribution Solutions Group [1]	151,857	5,848,013
EVI Industries [2]	352,409	6,812,066
Teqnion [1,3]	167,400	3,165,023
Transcat [1,2]	147,361	17,796,788
		34,412,054
Total		125,278,455

Information Technology – 24.4%
Communications Equipment - 2.1%
Applied Optoelectronics [1]	185,678	2,657,052
Clearfield [1,2]	119,324	4,648,863
Digi International [1,2]	70,000	1,927,100
Harmonic [1]	68,206	993,762
Ituran Location and Control	50,000	1,327,000
		11,553,777
Electronic Equipment, Instruments & Components - 8.7%
Bel Fuse Cl. A	18,805	1,869,781
Bel Fuse Cl. B	29,753	2,335,908
Climb Global Solutions	10,214	1,016,701
Evolv Technologies Holdings [1]	318,000	1,287,900
FARO Technologies [1,2,4]	107,169	2,051,215
Luna Innovations [1]	752,876	1,769,258
nLIGHT [1,2]	698,185	7,463,598
PAR Technology [1,2]	287,024	14,948,210
Powerfleet [1]	1,191,159	5,955,795
Richardson Electronics	667,688	8,239,270
Vishay Precision Group [1,2]	45,600	1,181,040
		48,118,676
IT Services - 0.4%
Hackett Group (The) [2]	85,788	2,253,651
Liberated Syndication [1,5]	56,000	0
		2,253,651
Semiconductors & Semiconductor Equipment - 7.3%
Alpha & Omega Semiconductor [1,2]	42,822	1,589,553
Amtech Systems [1,2]	92,184	534,667
AXT [1]	190,909	462,000
Camtek	84,775	6,769,284
Cohu [1,2]	38,990	1,002,043
FormFactor [1,2,4]	20,582	946,772
Ichor Holdings [1]	121,355	3,860,302
inTEST Corporation [1]	147,941	1,079,969
Nova [1,2]	31,500	6,562,710
NVE Corporation [2]	36,900	2,947,203
Onto Innovation [1,2,4]	30,766	6,385,791
Photronics [1]	194,815	4,823,619
Ultra Clean Holdings [1,2]	81,000	3,234,330
		40,198,243
Software - 5.3%
Alkami Technology [1]	100,156	3,158,920
Cellebrite DI [1]	629,619	10,602,784
Computer Modelling Group	1,030,800	8,665,900
Coveo Solutions [1]	680,319	3,088,586
Digital Turbine [1]	241,500	741,405
Enfusion Cl. A [1]	99,715	946,295
Logility Supply Chain Solutions [2]	111,152	1,243,791
Optiva [1,5]	28,000	86,746
ReposiTrak	26,910	497,028
Upland Software [1]	244,100	607,809
		29,639,264
Technology Hardware, Storage & Peripherals - 0.6%
AstroNova [1]	115,860	1,559,476
Intevac [1]	539,400	1,833,960
		3,393,436
Total		135,157,047

Materials – 7.5%
Chemicals - 2.4%
Aspen Aerogels [1]	414,856	11,487,363
Bioceres Crop Solutions [1]	50,000	393,500
LSB Industries [1]	176,540	1,419,381
		13,300,244
Metals & Mining - 5.1%
Alamos Gold Cl. A	261,044	5,201,772
Alphamin Resources	468,951	409,155
Altius Minerals	171,100	3,294,350
Compass Minerals International	67,609	812,660
Haynes International [2]	23,799	1,416,993
MAG Silver [1]	154,050	2,162,862
Major Drilling Group International [1]	1,532,872	9,486,590
Olympic Steel [2]	14,897	580,983
Sandstorm Gold [2]	810,000	4,860,000
		28,225,365
Total		41,525,609

Real Estate – 2.0%
Office REITs - 0.3%
Postal Realty Trust Cl. A	114,000	1,668,960
Real Estate Management & Development - 1.7%
Altus Group	73,400	2,978,983
Marcus & Millichap	24,228	960,156
Real Matters [1]	229,500	1,552,682
RMR Group (The) Cl. A [2]	108,200	2,746,116
Tejon Ranch [1,2]	80,828	1,418,532
		9,656,469
Total		11,325,429

Utilities – 0.2%
Water Utilities - 0.2%
Global Water Resources	106,000	1,334,540
Total		1,334,540

TOTAL COMMON STOCKS
(Cost $413,242,360)		538,065,641

INVESTMENT COMPANIES – 0.6%
Financials – 0.6%
Capital Markets - 0.6%
ASA Gold and Precious Metals	171,150	3,556,497
(Cost $2,914,814)		3,556,497

PREFERRED STOCK – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum 8.75% Series A	4,784	118,739
(Cost $71,808)		118,739

REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $15,047,517 (collateralized by obligations of U.S. Government Agencies, 3.875% due 12/31/27, valued at $15,346,754)
(Cost $15,045,741)	15,045,741

TOTAL INVESTMENTS – 100.4%
(Cost $431,274,723)	556,786,618

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%	(2,380,087)

NET ASSETS – 100.0%	$554,406,531

1 Non-income producing.

2 All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of September 30, 2024. Total market value of pledged securities as of September 30, 2024, was $5,756,111.

3 These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

4 As of September 30, 2024, a portion of these securities, in the aggregate amount of $1,064,885, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund’s revolving credit agreement.

5 Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $432,261,255. As of September 30, 2024, net unrealized appreciation for all securities was $124,525,363, consisting of aggregate gross unrealized appreciation of $177,097,830 and aggregate gross unrealized depreciation of $52,572,467. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Micro-Cap Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on September 9, 1993. The Fund commenced operations on December 14, 1993. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5"). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of September 30, 2024. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$518,982,302	$18,989,791	$93,548	$538,065,641
Investment Companies	3,556,497	–	–	3,556,497
Preferred Stock	118,739	–	–	118,739
Repurchase Agreement	–	15,045,741	–	15,045,741

Level 3 Reconciliation:

						Net Change in Unrealized Gain (Loss)
	Balance as of 12/31/23	Purchases	Sales	Transfers In1	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 9/30/24
Common Stocks	$225,680	$501,245	$282,100	$86,746	$181,763	$(494,443)	$(125,343)	$93,548

1 Transfers into Level 3 represents a security for which there were no longer readily available market quotations at September 30, 2024.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of September 30, 2024, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of September 30, 2024, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to further reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of September 30, 2024, the Fund had outstanding borrowings of $2,000,000. During the nine-month period ended September 30, 2024, the Fund had an average daily loan balance of $2,000,000. As of September 30, 2024, the aggregate value of rehypothecated securities was $1,064,885.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).